S000004333 [Member] Investment Objectives and Goals - iShares U.S. Telecommunications ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares U.S. Telecommunications ETF IYZ | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector.